Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation and certain measures of the Company’s financial performance. SEC rules prescribe the disclosure included in this section; however, the information does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and the pay of its NEOs.
For Fiscal 2023, and for the fiscal years ended March 31,
2022
and 2021, the Compensation Committee did not utilize any benchmarking measure and traditionally has not tied compensation directly to a specific performance measurement, market value of the Company’s Voting Common Stock or
Non-Voting
Common Stock, or benchmark related to any established peer or industry group. For a description of the Company’s compensation philosophy, objectives and other relevant policies and its determination of compensation for the Company’s executive officers for Fiscal 2023, see “Compensation Discussion and Analysis” in this Proxy Statement. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown.

Fiscal Year	Summary Compensation Table total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for non-PEO NEOs (1) ($)	Average Compensation Actually Paid to non-PEO NEOs (1)(2)(3) ($)	Value of initial fixed $100 investment based on:		Net income (In thousands)($)	EBITDA (5) (In thousands)($)
					Total Shareholder Return ($)	Peer group total shareholder return (4) ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	1,011,616	1,012,158	632,132	632,821	UHAL 223.16	149.94	922,998	1,888,513

					UHAL.B 193.98

2022	1,011,744	1,011,423	617,660	617,100	UHAL 225.76	159.27	1,123,286	2,055,858

					UHAL.B 225.76

2021	997,545	1,014,417	562,506	578,547	UHAL 228.10	151.16	610,856	1,520,074

					UHAL.B 228.10

(1)
Edward J. Shoen was our principal executive officer (“PEO”) for each year presented. The individuals comprising the
Non-PEO
named executive officers for each year presented are the same individuals reported as the Company’s Named Executive Officers for Fiscal 2023 in the “Compensation Discussion and Analysis” in this Proxy Statement.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Fiscal Year	NEO Type	Summary Compensation Table Total ($)	Subtract Equity Awards ($)	Add Fiscal Year End Value of Current Year Equity Awards ($)	Change in Value of Prior Equity Awards ($)	Total Compensation Actually Paid ($)
2023	PEO	1,011,616	(8,487)	9,036	(7)	1,012,158
	Non-PEO	632,132	(10,579)	11,276	(8)	632,821
2022	PEO	1,011,744	(9,740)	9,420	(1)	1,011,423
	Non-PEO	617,660	(11,514)	11,062	(108)	617,100
2021	PEO	997,545	(41)	58	16,855	1,014,417

Fiscal Year	NEO Type	Summary Compensation Table Total ($)	Subtract Equity Awards ($)	Add Fiscal Year End Value of Current Year Equity Awards ($)	Change in Value of Prior Equity Awards ($)	Total Compensation Actually Paid ($)
	Non-PEO	562,506	(2,983)	4,225	14,799	578,547

(4)
The Peer Group TSR set forth in this table reflects the Dow Jones U.S. Total Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended March 31, 2023. The comparison assumes $100 was invested for the period starting April 1, 2020, through the end of the listed year in the Company and in the Dow Jones US Total Index, respectively and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Moving and Storage segments EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in Fiscal 2023. Moving and Storage EBITDA may not have been the most important financial performance measure for the fiscal years ended March 31, 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Moving and Storage EBITDA

(In thousands) (Unaudited)	March 31, 2023	March 31, 2022	March 31, 2021
Earnings from operations *	$1,396,122	$1,577,226	$906,863
Depreciation	733,879	696,955	664,001
Net gains on disposals	(247,084)	(214,203)	(54,071)
Net (gains) losses on disposal of real estate	5,596	(4,120)	3,281

Depreciation, net of (gains) losses on disposals	492,391	478,632	613,211

EBITDA	$1,888,513	$2,055,858	$1,520,074

*	before insurance subsidiaries

Named Executive Officers, Footnote [Text Block]
(1)
Edward J. Shoen was our principal executive officer (“PEO”) for each year presented. The individuals comprising the
Non-PEO
named executive officers for each year presented are the same individuals reported as the Company’s Named Executive Officers for Fiscal 2023 in the “Compensation Discussion and Analysis” in this Proxy Statement.

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table reflects the Dow Jones U.S. Total Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended March 31, 2023. The comparison assumes $100 was invested for the period starting April 1, 2020, through the end of the listed year in the Company and in the Dow Jones US Total Index, respectively and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 1,011,616	$ 1,011,744	$ 997,545
PEO Actually Paid Compensation Amount	1,012,158	1,011,423	1,014,417
Non-PEO NEO Average Total Compensation Amount	632,132	617,660	562,506
Non-PEO NEO Average Compensation Actually Paid Amount	$ 632,821	617,100	578,547
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between Compensation Actually Paid and
Company
Total
Shareholder Return (“TSR”).
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between Compensation Actually Paid and Net Income.
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during each of the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between Compensation Actually Paid and Moving and Storage EBITDA.
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and Moving and Storage EBITDA (in thousands) during each of the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR.

The following chart compares our cumulative TSR over each of the three most recently completed fiscal years to that of the Dow Jones US Total Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures.

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and

Non-PEO

NEOs for Fiscal 2023 to Company performance. The measures in this table are not ranked.

Most Important Financial Measures
Moving and Storage EBITDA
Moving and Storage Combined Moving Transactions and Occupied Storage Unit Count
Moving and Storage Operating Cash Flows

Peer Group Total Shareholder Return Amount	$ 149.94	159.27	151.16
Net Income (Loss)	$ 922,998,000	$ 1,123,286,000	$ 610,856,000
Company Selected Measure Amount	1,888,513,000	2,055,858,000	1,520,074,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Moving and Storage EBITDA
Non-GAAP Measure Description [Text Block]
(5)
We determined Moving and Storage segments EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in Fiscal 2023. Moving and Storage EBITDA may not have been the most important financial performance measure for the fiscal years ended March 31, 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Moving and Storage Combined Moving Transactions and Occupied Storage Unit Count
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Moving and Storage Operating Cash Flows
UHAL [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	$ 223.16	$ 225.76	$ 228.1
UHAL.B [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	193.98	225.76	228.1
PEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,487)	(9,740)	(41)
PEO [Member] | Fiscal Year End Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,036	9,420	58
PEO [Member] | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7)	(1)	16,855
Non-PEO NEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,579)	(11,514)	(2,983)
Non-PEO NEO [Member] | Fiscal Year End Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,276	11,062	4,225
Non-PEO NEO [Member] | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8)	$ (108)	$ 14,799